TRADING ASSETS (Details)	12 Months Ended
	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 Trading Greek Government Bonds [Member] EUR (€)	Dec. 31, 2009 Trading Greek Government Bonds [Member] EUR (€)	Dec. 31, 2010 Debt securities issued by other governments and public entities EUR (€)	Dec. 31, 2009 Debt securities issued by other governments and public entities EUR (€)	Dec. 31, 2010 Trading Debt Securities Issued By Greek Financial Institutions [Member] EUR (€)	Dec. 31, 2009 Trading Debt Securities Issued By Greek Financial Institutions [Member] EUR (€)	Dec. 31, 2010 Trading Debt Securities Issued By Foreign Financial Institutions [Member] EUR (€)	Dec. 31, 2009 Trading Debt Securities Issued By Foreign Financial Institutions [Member] EUR (€)	Dec. 31, 2010 Corporate debt securities issued by companies incorporated in Greece EUR (€)	Dec. 31, 2009 Corporate debt securities issued by companies incorporated in Greece EUR (€)	Dec. 31, 2010 Corporate debt securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2009 Corporate debt securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2010 Trading Equity Securities Issued By Domestic Companies [Member] EUR (€)	Dec. 31, 2009 Trading Equity Securities Issued By Domestic Companies [Member] EUR (€)	Dec. 31, 2010 Trading Equity Securities Issued By Foreign Companies [Member] EUR (€)	Dec. 31, 2009 Trading Equity Securities Issued By Foreign Companies [Member] EUR (€)	Dec. 31, 2010 Trading Mutual Fund Units [Member] EUR (€)	Dec. 31, 2009 Trading Mutual Fund Units [Member] EUR (€)
Schedule Of Trading Securities And Other Trading Assets Line Items
Trading assets	€ 774,374,000	€ 3,167,740,000		$ 1,113,246,000	€ 4,964,000	€ 2,070,858,000	€ 177,333,000	€ 194,986,000	€ 29,620,000	€ 175,933,000	€ 398,845,000	€ 344,022,000	€ 16,956,000	€ 160,340,000	€ 110,448,000	€ 165,649,000	€ 6,082,000	€ 29,692,000	€ 10,272,000	€ 7,682,000	€ 19,854,000	€ 18,578,000
Trading Securities Balance Sheet Reported Amounts Textuals [Abstract]
Net unrealized losses on trading assets	71,670,000	74,990,000	38,821,000
Trading Reclass to AFS	1,357,000,000
Trading Reclass to HTM	290,800,000
Securities that are pledged as collateral incleded in trading assets	419,000,000	934,000,000
In the previous years filing, the amount of trading assets pledged as collateral relating to prior year		€ 829,000,000